Taxation	12 Months Ended
Dec. 31, 2019
Taxation [Abstract]
Taxation

20. Taxation

The Group's income tax expense recognized in the consolidated statement of profit or loss and other comprehensive loss was as follows:

	2019	2018	2017
Deferred income tax expense	(213,355)	(294,056)	(21,415)
Deferred income tax gain	407,192	131,879	39,188
	193,837	(162,177)	17,773

The Group's effective income tax expense differed from the expected theoretical amount computed by applying the Group's applicable weighted average tax rate of 12.5% in 2019 (2018: 21.1%, 2017: 21.7%) as summarized in the following table:

Reconciliation	2019	2018	2017
Loss before income tax	(6,825,738)	(11,334,224)	(24,427,247)
Income tax at statutory tax rates applicable to results in the respective countries	854,636	2,397,177	5,311,030
Effect of unrecognized temporary differences	89,974	140,371	193,598
Effect of unrecognized taxable losses	(913,309)	(2,553,594)	(5,429,935)
Effect of utilization of previously unrecognized taxable losses	193,155	—	—
Effect of impairment of deferred tax assets	(131,055)	—	—
Effect of previously unrecognised deferred tax asset	20,977	114,116	39,189
Effect of expenses deductible for tax purposes	—	—	9,696
Effect of expenses not considerable for tax purposes	(29,549)	—	—
Effect of changes in local tax legislation and/or local tax rates	110,758	—	—
Effect of impact from application of different tax rates	(1,750)	(260,247)	(105,805)
Effect of unrecognized taxable losses in equity	—	—	—
Income tax gain/(loss)	193,837	(162,177)	17,773

The tax effect of taxable temporary differences that give rise to deferred income tax liabilities or to deferred income tax assets as of December 31 is presented below:

Deferred Tax Liabilities	December 31, 2019	December 31, 2018
Intangible assets	(212,844)	(627,540)
Hercules Loan Facility	—	(889)
Derivative financial asset	(26,156)	(17,763)
Total	(239,000)	(646,192)

Deferred Tax Asset	December 31, 2019	December 31, 2018
Net operating loss (NOL)	91,851	305,206
Total	91,851	305,206

Deferred Tax, net	(147,149)	(340,986)

Deferred Tax 2019	Opening Balance	Recognized in Profit or Loss	Recognized in Equity	Closing Balance
Intangible assets	(627,540)	414,696	—	(212,844)
Hercules Loan Facility	(889)	889	—	—
Derivative financial asset	(17,763)	(8,393)	—	(26,156)
Net operating loss (NOL)	305,206	(213,355)	—	91,851
Total	(340,986)	193,837	—	(147,149)

Deferred Tax 2018	Opening Balance	Recognized in Profit or Loss	Recognized in Equity	Closing Balance
Intangible assets	(349,052)	(276,293)	(2,195)	(627,540)
Hercules Loan Facility	(47,477)	46,588	—	(889)
Derivative financial asset	—	(17,763)	—	(17,763)
Net operating loss (NOL)	217,720	85,291	2,195	305,206
Total	(178,809)	(162,177)	—	(340,986)

As of December 31, 2019, the Group had total gross tax loss carry forwards amounting to CHF 151.5 million (2018: CHF 151.4 million), of which CHF 150.4 million related to Auris Medical AG, Auris Medical Holding Ltd. and Otolanum AG in Switzerland and CHF 1,1 million to Auris Medical Inc. in the United States (2018: CHF 150.3 million for Auris Medical AG and Otolanum AG and CHF 1.1 million for Auris Medical Inc.).

The Group's tax loss carry-forwards with their expiry dates are as follows:

	December 31, 2019	December 31, 2018
Within 1 year	22,405,533	8,173,993
Between 1 and 3 years	49,120,938	41,980,704
Between 3 and 7 years	78,872,116	100,136,349
More than 7 years	1,054,465	1,070,993
Total	151,453,052	151,362,039

The tax effect of the major unrecognized temporary differences and loss carry-forwards is presented in the table below:

	December 31, 2019	December 31, 2018
Deductible temporary differences
Employee benefit plan	99,162	143,271
Stock option plans	568	148,407
Total potential tax assets	99,730	291,678
Taxable unrecognized temporary differences
Property and equipment	—	—
Total unrecognized potential tax liabilities	—	—
Offsetting potential tax liabilities with potential tax assets	—	—
Net potential tax assets from temporary differences not recognized	99,730	291,678
Potential tax assets from loss carry-forwards not recognized	19,611,272	31,387,022
Total potential tax assets from loss carry-forwards and temporary differences not recognized	19,711,002	31,678,700